UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
General and administrative expenses	$ 1,395,693	$ 216,699	$ 2,499,624	$ 686,986
Administrative expenses - related party	45,000	45,000	135,000	120,000
Loss from operations	(1,440,693)	(261,699)	(2,634,624)	(806,986)
Other income (expenses):
Change in fair value of derivative warrant liabilities	4,337,200	12,804,600	16,419,400	7,021,200
Financing cost - derivative warrant liabilities				(821,170)
Income from investments held in Trust Account	1,872,086	6,360	2,493,903	16,040
Total other income (expenses)	6,209,286	12,810,960	18,913,303	6,216,070
Net income	$ 4,768,593	$ 12,549,261	$ 16,278,679	$ 5,409,084
Class A ordinary shares
Other income (expenses):
Basic weighted average shares outstanding	41,400,000	41,400,000	41,400,000	35,485,714
Diluted weighted average shares outstanding	41,400,000	41,400,000	41,400,000	35,485,714
Basic net income per ordinary share	$ 0.09	$ 0.24	$ 0.31	$ 0.12
Diluted net income per ordinary share	$ 0.09	$ 0.24	$ 0.31	$ 0.12
Class B ordinary shares
Other income (expenses):
Basic weighted average shares outstanding	10,350,000	10,350,000	10,350,000	10,157,143
Diluted weighted average shares outstanding	10,350,000	10,350,000	10,350,000	10,157,143
Basic net income per ordinary share	$ 0.09	$ 0.24	$ 0.31	$ 0.12
Diluted net income per ordinary share	$ 0.09	$ 0.24	$ 0.31	$ 0.12